Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2025	Dec. 31, 2021
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 5,488	$ 5,840	$ 6,166
Short-term fixed income investments	37
Fixed deposits			64
Overdrafts	59	203	183
Undrawn committed bank facilities	4,875
Total financial liabilities, undiscounted cash flows	64,574	62,488	64,071
Derivative financial instruments	50	156	93
Derivative financial instruments	54	116	87
Effect of interest	(9,448)	(8,352)	(8,019)
Effect of discounting, fair values and issue costs	(667)	(630)	(3,414)
Financial instruments after effects of interest and discounting, fair values and issue costs	54,459	53,506	52,638
Issue of Ordinary Shares	38	34	29
Contingent consideration	1,751	2,137	2,222		$ 2,865
Borrowings	30,295	28,622	29,232
Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	248	(93)	48
Effect of interest	(260)	(55)	(22)
Effect of discounting, fair values and issue costs	(59)	(2)	70
Financial instruments after effects of interest and discounting, fair values and issue costs	(71)	(150)	96
Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(21,356)	(14,946)	(15,062)
Effect of interest	808	589	227
Effect of discounting, fair values and issue costs	36	44	63
Financial instruments after effects of interest and discounting, fair values and issue costs	(20,512)	(14,313)	(14,772)
Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	21,604	14,853	15,110
Effect of interest	(1,068)	(644)	(249)
Effect of discounting, fair values and issue costs	(95)	(46)	7
Financial instruments after effects of interest and discounting, fair values and issue costs	20,441	14,163	14,868
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	64,326	62,581	64,023
Effect of interest	(9,188)	(8,297)	(7,997)
Effect of discounting, fair values and issue costs	(608)	(628)	(3,484)
Financial instruments after effects of interest and discounting, fair values and issue costs	54,530	53,656	52,542
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	345	542	365
Effect of interest	(15)	(27)	(15)
Financial instruments after effects of interest and discounting, fair values and issue costs	330	515	350
Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	37,839	35,417	36,024
Effect of interest	(9,173)	(8,270)	(7,982)
Effect of discounting, fair values and issue costs	(153)	(168)	(113)
Financial instruments after effects of interest and discounting, fair values and issue costs	28,513	26,979	27,929
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,700	1,279	1,025
Effect of discounting, fair values and issue costs	(248)	(151)	(72)
Financial instruments after effects of interest and discounting, fair values and issue costs	1,452	1,128	953
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	24,442	25,343	26,609
Effect of discounting, fair values and issue costs	(207)	(309)	(3,299)
Financial instruments after effects of interest and discounting, fair values and issue costs	24,235	25,034	23,310
Due within one year
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	26,342	28,789	25,489
Borrowings	2,700
Due within one year | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	55	64	33
Due within one year | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(16,227)	(11,302)	(12,445)
Due within one year | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	16,282	11,366	12,478
Due within one year | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	26,287	28,725	25,456
Due within one year | Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	345	542	365
Due within one year | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,045	5,469	5,777
Due within one year | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	396	313	249
Due within one year | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	22,501	22,401	19,065
In one to two years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,911	4,521	7,593
In one to two years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	43	14	66
In one to two years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(207)	(100)	(1,012)
In one to two years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	250	114	1,078
In one to two years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,868	4,507	7,527
In one to two years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,437	2,764	5,233
In one to two years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	345	261	208
In one to two years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,086	1,482	2,086
In two to three years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	4,080	4,148	3,656
In two to three years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	39	15	4
In two to three years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(917)	(164)	(34)
In two to three years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	956	179	38
In two to three years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,041	4,133	3,652
In two to three years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,670	3,137	2,608
In two to three years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	266	208	172
In two to three years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	105	788	872
In three to four years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	5,001	2,952	3,706
In three to four years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	103	(41)
In three to four years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(941)	(924)	(103)
In three to four years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	1,044	883	103
In three to four years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,898	2,993	3,706
In three to four years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,978	2,230	2,983
In three to four years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	170	138	128
In three to four years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	750	625	595
In four to five years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	3,759	3,944	2,168
In four to five years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	(138)	22	3
In four to five years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(627)	(949)	(32)
In four to five years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	489	971	35
In four to five years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,897	3,922	2,165
In four to five years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,780	3,822	1,267
In four to five years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	117	88	84
In four to five years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments		12	814
In more than five years
Maturity analysis of financial liabilities
Total financial liabilities, undiscounted cash flows	20,481	18,134	21,459
In more than five years | Derivatives
Maturity analysis of financial liabilities
Total derivative financial instruments payable (receivable)	146	(167)	(58)
In more than five years | Derivative assets
Maturity analysis of financial liabilities
Derivative financial instruments receivable	(2,437)	(1,507)	(1,436)
In more than five years | Derivative liabilities
Maturity analysis of financial liabilities
Derivative financial instruments payable	2,583	1,340	1,378
In more than five years | Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	20,335	18,301	21,517
In more than five years | Bonds, non-derivative
Maturity analysis of financial liabilities
Non-derivative financial instruments	19,929	17,995	18,156
In more than five years | Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	406	271	184
In more than five years | Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments		$ 35	$ 3,177
Due April 2029
Maturity analysis of financial liabilities
Undrawn committed bank facilities	4,900
Due April 2030 | Extension of term of committed bank facility
Maturity analysis of financial liabilities
Undrawn committed bank facilities				$ 4,875
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	5,122
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 23,350